Finance Profit/(Loss) - Schedule of Information About Finance Income and Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Finance Income Expense [Line Items]
Investment income	R$ 9,066	R$ 20,244	R$ 7,464
Foreign currency variation income	416	56	169
Financial revenue on sublease agreements	519	800	1,025
Other finance income	49	61	65
Finance income	10,050	21,161	8,723
Financial expense on lease agreements	(12,209)	(11,980)	(11,609)
Bank fees	(258)	(86)	(109)
Investment losses	(234)		(334)
Fines on taxes		(3)	(5)
Financial expense on liabilities at amortized cost	(203)	(181)	(162)
Interest on taxes		(30)	(28)
Foreign currency variation expense	(193)	(196)	(225)
Finance cost	(13,097)	(12,476)	(12,472)
Finance profit/(loss), net	R$ (3,047)	R$ 8,865	R$ (3,749)